Schedule III - Real Estate and Accumulative Depreciation - Net Carrying Amount (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Gross Cost Basis at December 31, 2018
Total	$ 15,500,802	$ 15,791,144	$ 3,656,094	$ 3,518,682
Accumulated Depreciation	1,029,386	$ 606,200	$ 188,509	$ 88,577
Net Carrying Amount	14,471,416
Real Estate tax basis	$ 13,200,000
Minimum | Improvements and buildings
Gross Cost Basis at December 31, 2018
Useful life used for depreciation	4 months
Maximum | Improvements and buildings
Gross Cost Basis at December 31, 2018
Useful life used for depreciation	51 years
Real Estate Held for Investment
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	923
Initial Cost
Encumbrances	$ 7,331,763
Land	1,464,335
Buildings and Improvements	10,035,185
Costs Capitalized	(4,116)
Gross Cost Basis at December 31, 2018
Land	1,443,250
Buildings and Improvements	10,052,154
Total	11,495,404
Accumulated Depreciation	669,394
Net Carrying Amount	$ 10,826,010
Real Estate Held for Investment | Hospitals [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	413
Initial Cost
Encumbrances	$ 3,165,680
Land	456,776
Buildings and Improvements	4,945,018
Costs Capitalized	(115,740)
Gross Cost Basis at December 31, 2018
Land	456,776
Buildings and Improvements	4,829,278
Total	5,286,054
Accumulated Depreciation	290,756
Net Carrying Amount	$ 4,995,298
Real Estate Held for Investment | Hotel [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	158
Initial Cost
Encumbrances	$ 2,648,072
Land	509,971
Buildings and Improvements	3,424,514
Costs Capitalized	(912)
Gross Cost Basis at December 31, 2018
Land	488,886
Buildings and Improvements	3,444,687
Total	3,933,573
Accumulated Depreciation	264,749
Net Carrying Amount	$ 3,668,824
Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	362
Initial Cost
Encumbrances	$ 1,077,195
Land	532,424
Buildings and Improvements	2,570,505
Costs Capitalized	107,163
Gross Cost Basis at December 31, 2018
Land	532,424
Buildings and Improvements	2,677,670
Total	3,210,094
Accumulated Depreciation	285,690
Net Carrying Amount	$ 2,924,404
Real Estate Held for Investment | Hotel, Mixed, Industrial, Leisure, Multifamily, Office, Retail And Residential - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	352
Initial Cost
Encumbrances	$ 1,518,011
Land	497,588
Buildings and Improvements	1,665,653
Costs Capitalized	112,536
Gross Cost Basis at December 31, 2018
Land	497,588
Buildings and Improvements	1,778,189
Total	2,275,777
Accumulated Depreciation	113,889
Net Carrying Amount	2,161,888
Disposal Group, Held-for-sale, Not Discontinued Operations | Hotel [Member]
Gross Cost Basis at December 31, 2018
Net Carrying Amount	69,699
Disposal Group, Held-for-sale, Not Discontinued Operations | Hotel, Mixed, Industrial, Leisure, Multifamily, Office, Retail And Residential - Other Equity and Debt
Gross Cost Basis at December 31, 2018
Net Carrying Amount	$ 3,645,406
ALABAMA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 4,540
Land	337
Buildings and Improvements	2,583
Costs Capitalized	1,469
Gross Cost Basis at December 31, 2018
Land	337
Buildings and Improvements	4,052
Total	4,389
Accumulated Depreciation	233
Net Carrying Amount	$ 4,156
ALABAMA | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 31,466
Land	0
Buildings and Improvements	56,271
Costs Capitalized	(23,484)
Gross Cost Basis at December 31, 2018
Land	0
Buildings and Improvements	32,787
Total	32,787
Accumulated Depreciation	3,116
Net Carrying Amount	$ 29,671
ALABAMA | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 9,074
Land	433
Buildings and Improvements	7,169
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	433
Buildings and Improvements	7,169
Total	7,602
Accumulated Depreciation	474
Net Carrying Amount	$ 7,128
ALABAMA | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 14,962
Land	1,134
Buildings and Improvements	19,213
Costs Capitalized	651
Gross Cost Basis at December 31, 2018
Land	1,134
Buildings and Improvements	19,864
Total	20,998
Accumulated Depreciation	1,404
Net Carrying Amount	$ 19,594
ARIZONA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 8,998
Land	536
Buildings and Improvements	14,434
Costs Capitalized	1,234
Gross Cost Basis at December 31, 2018
Land	536
Buildings and Improvements	15,668
Total	16,204
Accumulated Depreciation	851
Net Carrying Amount	$ 15,353
ARIZONA | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 10,781
Land	1,043
Buildings and Improvements	17,013
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	1,043
Buildings and Improvements	17,013
Total	18,056
Accumulated Depreciation	984
Net Carrying Amount	$ 17,072
ARIZONA | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 12,861
Land	1,897
Buildings and Improvements	15,843
Costs Capitalized	249
Gross Cost Basis at December 31, 2018
Land	1,897
Buildings and Improvements	16,092
Total	17,989
Accumulated Depreciation	1,146
Net Carrying Amount	$ 16,843
ARIZONA | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 30,561
Land	7,831
Buildings and Improvements	34,616
Costs Capitalized	585
Gross Cost Basis at December 31, 2018
Land	7,831
Buildings and Improvements	35,201
Total	43,032
Accumulated Depreciation	3,009
Net Carrying Amount	$ 40,023
ARIZONA | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5
Initial Cost
Encumbrances	$ 41,363
Land	10,917
Buildings and Improvements	43,884
Costs Capitalized	7,124
Gross Cost Basis at December 31, 2018
Land	10,917
Buildings and Improvements	51,008
Total	61,925
Accumulated Depreciation	3,596
Net Carrying Amount	$ 58,329
California | Real Estate Held for Investment | Hospitals [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5
Initial Cost
Encumbrances	$ 103,968
Land	17,079
Buildings and Improvements	135,979
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	17,079
Buildings and Improvements	135,979
Total	153,058
Accumulated Depreciation	6,976
Net Carrying Amount	$ 146,082
California | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5
Initial Cost
Encumbrances	$ 36,361
Land	12,157
Buildings and Improvements	76,393
Costs Capitalized	809
Gross Cost Basis at December 31, 2018
Land	12,157
Buildings and Improvements	77,202
Total	89,359
Accumulated Depreciation	4,151
Net Carrying Amount	$ 85,208
California | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 20,908
Land	5,708
Buildings and Improvements	33,859
Costs Capitalized	982
Gross Cost Basis at December 31, 2018
Land	5,708
Buildings and Improvements	34,841
Total	40,549
Accumulated Depreciation	2,139
Net Carrying Amount	$ 38,410
California | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 19,987
Land	1,936
Buildings and Improvements	37,612
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	1,936
Buildings and Improvements	37,612
Total	39,548
Accumulated Depreciation	4,646
Net Carrying Amount	$ 34,902
California | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 220,715
Land	59,120
Buildings and Improvements	241,574
Costs Capitalized	6,846
Gross Cost Basis at December 31, 2018
Land	59,120
Buildings and Improvements	248,420
Total	307,540
Accumulated Depreciation	18,276
Net Carrying Amount	$ 289,264
California | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	10
Initial Cost
Encumbrances	$ 202,529
Land	45,970
Buildings and Improvements	232,362
Costs Capitalized	5,248
Gross Cost Basis at December 31, 2018
Land	45,970
Buildings and Improvements	237,610
Total	283,580
Accumulated Depreciation	18,215
Net Carrying Amount	$ 265,365
California | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	21
Initial Cost
Encumbrances	$ 290,323
Land	57,970
Buildings and Improvements	274,907
Costs Capitalized	19,254
Gross Cost Basis at December 31, 2018
Land	57,970
Buildings and Improvements	294,161
Total	352,131
Accumulated Depreciation	20,202
Net Carrying Amount	$ 331,929
COLORADO | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 104,052
Land	7,734
Buildings and Improvements	138,276
Costs Capitalized	2,228
Gross Cost Basis at December 31, 2018
Land	7,734
Buildings and Improvements	140,504
Total	148,238
Accumulated Depreciation	7,574
Net Carrying Amount	$ 140,664
COLORADO | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	6
Initial Cost
Encumbrances	$ 37,735
Land	8,330
Buildings and Improvements	57,631
Costs Capitalized	1,578
Gross Cost Basis at December 31, 2018
Land	8,330
Buildings and Improvements	59,209
Total	67,539
Accumulated Depreciation	4,001
Net Carrying Amount	$ 63,538
COLORADO | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 61,776
Land	13,163
Buildings and Improvements	67,804
Costs Capitalized	5,736
Gross Cost Basis at December 31, 2018
Land	13,163
Buildings and Improvements	73,540
Total	86,703
Accumulated Depreciation	5,757
Net Carrying Amount	$ 80,946
COLORADO | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 15,962
Land	2,018
Buildings and Improvements	20,047
Costs Capitalized	430
Gross Cost Basis at December 31, 2018
Land	2,018
Buildings and Improvements	20,477
Total	22,495
Accumulated Depreciation	1,591
Net Carrying Amount	$ 20,904
FLORIDA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 725
Land	419
Buildings and Improvements	303
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	419
Buildings and Improvements	303
Total	722
Accumulated Depreciation	51
Net Carrying Amount	$ 671
FLORIDA | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 23,299
Land	2,119
Buildings and Improvements	41,291
Costs Capitalized	(5,226)
Gross Cost Basis at December 31, 2018
Land	2,119
Buildings and Improvements	36,065
Total	38,184
Accumulated Depreciation	2,470
Net Carrying Amount	$ 35,714
FLORIDA | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	24
Initial Cost
Encumbrances	$ 173,422
Land	25,304
Buildings and Improvements	347,560
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	25,304
Buildings and Improvements	347,560
Total	372,864
Accumulated Depreciation	19,902
Net Carrying Amount	$ 352,962
FLORIDA | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 12,943
Land	2,991
Buildings and Improvements	50,761
Costs Capitalized	621
Gross Cost Basis at December 31, 2018
Land	2,991
Buildings and Improvements	51,382
Total	54,373
Accumulated Depreciation	3,884
Net Carrying Amount	$ 50,489
FLORIDA | Real Estate Held for Investment | Hotel Full Service
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 45,001
Land	12,328
Buildings and Improvements	133,394
Costs Capitalized	24,026
Gross Cost Basis at December 31, 2018
Land	12,328
Buildings and Improvements	157,420
Total	169,748
Accumulated Depreciation	12,072
Net Carrying Amount	$ 157,676
FLORIDA | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 124,232
Land	16,852
Buildings and Improvements	219,288
Costs Capitalized	7,347
Gross Cost Basis at December 31, 2018
Land	16,852
Buildings and Improvements	226,635
Total	243,487
Accumulated Depreciation	15,947
Net Carrying Amount	$ 227,540
FLORIDA | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 25,822
Land	8,508
Buildings and Improvements	24,764
Costs Capitalized	4,281
Gross Cost Basis at December 31, 2018
Land	8,508
Buildings and Improvements	29,045
Total	37,553
Accumulated Depreciation	2,051
Net Carrying Amount	$ 35,502
GEORGIA | Real Estate Held for Investment | Hospitals [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 13,566
Land	2,047
Buildings and Improvements	16,650
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	2,047
Buildings and Improvements	16,650
Total	18,697
Accumulated Depreciation	855
Net Carrying Amount	$ 17,842
GEORGIA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 7,227
Land	516
Buildings and Improvements	14,220
Costs Capitalized	314
Gross Cost Basis at December 31, 2018
Land	516
Buildings and Improvements	14,534
Total	15,050
Accumulated Depreciation	853
Net Carrying Amount	$ 14,197
GEORGIA | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	13
Initial Cost
Encumbrances	$ 58,308
Land	12,976
Buildings and Improvements	100,200
Costs Capitalized	2,249
Gross Cost Basis at December 31, 2018
Land	12,976
Buildings and Improvements	102,449
Total	115,425
Accumulated Depreciation	6,486
Net Carrying Amount	$ 108,939
GEORGIA | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	7
Initial Cost
Encumbrances	$ 100,169
Land	12,140
Buildings and Improvements	130,707
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	12,140
Buildings and Improvements	130,707
Total	142,847
Accumulated Depreciation	7,270
Net Carrying Amount	$ 135,577
GEORGIA | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 43,517
Land	7,278
Buildings and Improvements	52,967
Costs Capitalized	505
Gross Cost Basis at December 31, 2018
Land	7,278
Buildings and Improvements	53,472
Total	60,750
Accumulated Depreciation	3,760
Net Carrying Amount	$ 56,990
GEORGIA | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 58,264
Land	11,505
Buildings and Improvements	77,275
Costs Capitalized	(6,466)
Gross Cost Basis at December 31, 2018
Land	9,932
Buildings and Improvements	72,382
Total	82,314
Accumulated Depreciation	6,012
Net Carrying Amount	$ 76,302
GEORGIA | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 10,753
Land	1,905
Buildings and Improvements	9,296
Costs Capitalized	751
Gross Cost Basis at December 31, 2018
Land	1,905
Buildings and Improvements	10,047
Total	11,952
Accumulated Depreciation	759
Net Carrying Amount	$ 11,193
ILLINOIS | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	23
Initial Cost
Encumbrances	$ 161,951
Land	9,433
Buildings and Improvements	289,465
Costs Capitalized	6,289
Gross Cost Basis at December 31, 2018
Land	9,433
Buildings and Improvements	295,754
Total	305,187
Accumulated Depreciation	16,235
Net Carrying Amount	$ 288,952
ILLINOIS | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	6
Initial Cost
Encumbrances	$ 63,246
Land	9,809
Buildings and Improvements	97,777
Costs Capitalized	43
Gross Cost Basis at December 31, 2018
Land	9,809
Buildings and Improvements	97,820
Total	107,629
Accumulated Depreciation	6,018
Net Carrying Amount	$ 101,611
ILLINOIS | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 54,744
Land	6,546
Buildings and Improvements	137,591
Costs Capitalized	(62,141)
Gross Cost Basis at December 31, 2018
Land	6,546
Buildings and Improvements	75,450
Total	81,996
Accumulated Depreciation	7,871
Net Carrying Amount	$ 74,125
ILLINOIS | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 27,884
Land	4,375
Buildings and Improvements	34,567
Costs Capitalized	317
Gross Cost Basis at December 31, 2018
Land	4,375
Buildings and Improvements	34,884
Total	39,259
Accumulated Depreciation	2,729
Net Carrying Amount	$ 36,530
ILLINOIS | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 18,501
Land	2,738
Buildings and Improvements	22,368
Costs Capitalized	801
Gross Cost Basis at December 31, 2018
Land	2,738
Buildings and Improvements	23,169
Total	25,907
Accumulated Depreciation	1,678
Net Carrying Amount	$ 24,229
ILLINOIS | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5
Initial Cost
Encumbrances	$ 28,805
Land	4,553
Buildings and Improvements	30,274
Costs Capitalized	261
Gross Cost Basis at December 31, 2018
Land	4,553
Buildings and Improvements	30,535
Total	35,088
Accumulated Depreciation	2,672
Net Carrying Amount	$ 32,416
INDIANA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	9
Initial Cost
Encumbrances	$ 25,835
Land	7,170
Buildings and Improvements	26,900
Costs Capitalized	100
Gross Cost Basis at December 31, 2018
Land	7,170
Buildings and Improvements	27,000
Total	34,170
Accumulated Depreciation	1,826
Net Carrying Amount	$ 32,344
INDIANA | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	27
Initial Cost
Encumbrances	$ 178,317
Land	18,106
Buildings and Improvements	297,968
Costs Capitalized	(5,048)
Gross Cost Basis at December 31, 2018
Land	18,106
Buildings and Improvements	292,920
Total	311,026
Accumulated Depreciation	19,388
Net Carrying Amount	$ 291,638
INDIANA | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	19
Initial Cost
Encumbrances	$ 95,295
Land	5,634
Buildings and Improvements	132,921
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	5,634
Buildings and Improvements	132,921
Total	138,555
Accumulated Depreciation	8,404
Net Carrying Amount	$ 130,151
INDIANA | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 9,183
Land	1,232
Buildings and Improvements	9,325
Costs Capitalized	410
Gross Cost Basis at December 31, 2018
Land	1,232
Buildings and Improvements	9,735
Total	10,967
Accumulated Depreciation	693
Net Carrying Amount	$ 10,274
KANSAS | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 6,128
Land	915
Buildings and Improvements	12,105
Costs Capitalized	(5,203)
Gross Cost Basis at December 31, 2018
Land	915
Buildings and Improvements	6,902
Total	7,817
Accumulated Depreciation	768
Net Carrying Amount	$ 7,049
KANSAS | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 4,866
Land	517
Buildings and Improvements	4,930
Costs Capitalized	1,065
Gross Cost Basis at December 31, 2018
Land	517
Buildings and Improvements	5,995
Total	6,512
Accumulated Depreciation	498
Net Carrying Amount	$ 6,014
MASSACHUSETTS | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5
Initial Cost
Encumbrances	$ 9,900
Land	1,346
Buildings and Improvements	1,523
Costs Capitalized	198
Gross Cost Basis at December 31, 2018
Land	1,346
Buildings and Improvements	1,721
Total	3,067
Accumulated Depreciation	182
Net Carrying Amount	$ 2,885
MASSACHUSETTS | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 17,145
Land	6,179
Buildings and Improvements	8,966
Costs Capitalized	(960)
Gross Cost Basis at December 31, 2018
Land	6,179
Buildings and Improvements	8,006
Total	14,185
Accumulated Depreciation	434
Net Carrying Amount	$ 13,751
MASSACHUSETTS | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 60,054
Land	8,274
Buildings and Improvements	74,973
Costs Capitalized	637
Gross Cost Basis at December 31, 2018
Land	8,274
Buildings and Improvements	75,610
Total	83,884
Accumulated Depreciation	5,294
Net Carrying Amount	$ 78,590
MASSACHUSETTS | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 25,131
Land	3,272
Buildings and Improvements	31,343
Costs Capitalized	490
Gross Cost Basis at December 31, 2018
Land	3,272
Buildings and Improvements	31,833
Total	35,105
Accumulated Depreciation	2,194
Net Carrying Amount	$ 32,911
MASSACHUSETTS | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 9,183
Land	1,152
Buildings and Improvements	9,261
Costs Capitalized	1,846
Gross Cost Basis at December 31, 2018
Land	1,152
Buildings and Improvements	11,107
Total	12,259
Accumulated Depreciation	721
Net Carrying Amount	$ 11,538
MINNESOTA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	11
Initial Cost
Encumbrances	$ 31,436
Land	3,763
Buildings and Improvements	66,922
Costs Capitalized	(27,784)
Gross Cost Basis at December 31, 2018
Land	3,763
Buildings and Improvements	39,138
Total	42,901
Accumulated Depreciation	3,669
Net Carrying Amount	$ 39,232
MINNESOTA | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 6,828
Land	1,144
Buildings and Improvements	9,348
Costs Capitalized	126
Gross Cost Basis at December 31, 2018
Land	1,144
Buildings and Improvements	9,474
Total	10,618
Accumulated Depreciation	598
Net Carrying Amount	$ 10,020
NORTH CAROLINA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 99,712
Land	11,656
Buildings and Improvements	151,555
Costs Capitalized	297
Gross Cost Basis at December 31, 2018
Land	11,656
Buildings and Improvements	151,852
Total	163,508
Accumulated Depreciation	8,141
Net Carrying Amount	$ 155,367
NORTH CAROLINA | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 5,735
Land	286
Buildings and Improvements	10,549
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	286
Buildings and Improvements	10,549
Total	10,835
Accumulated Depreciation	622
Net Carrying Amount	$ 10,213
NORTH CAROLINA | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 18,108
Land	1,693
Buildings and Improvements	23,893
Costs Capitalized	423
Gross Cost Basis at December 31, 2018
Land	1,693
Buildings and Improvements	24,316
Total	26,009
Accumulated Depreciation	2,295
Net Carrying Amount	$ 23,714
NORTH CAROLINA | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	6
Initial Cost
Encumbrances	$ 100,253
Land	13,689
Buildings and Improvements	123,653
Costs Capitalized	3,224
Gross Cost Basis at December 31, 2018
Land	13,689
Buildings and Improvements	126,877
Total	140,566
Accumulated Depreciation	9,260
Net Carrying Amount	$ 131,306
NEBRASKA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 2,602
Land	559
Buildings and Improvements	3,161
Costs Capitalized	104
Gross Cost Basis at December 31, 2018
Land	559
Buildings and Improvements	3,265
Total	3,824
Accumulated Depreciation	207
Net Carrying Amount	$ 3,617
OHIO | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	30
Initial Cost
Encumbrances	$ 186,107
Land	16,108
Buildings and Improvements	247,227
Costs Capitalized	2,705
Gross Cost Basis at December 31, 2018
Land	16,108
Buildings and Improvements	249,932
Total	266,040
Accumulated Depreciation	14,253
Net Carrying Amount	$ 251,787
OHIO | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5
Initial Cost
Encumbrances	$ 48,534
Land	5,036
Buildings and Improvements	99,147
Costs Capitalized	(10,879)
Gross Cost Basis at December 31, 2018
Land	5,036
Buildings and Improvements	88,268
Total	93,304
Accumulated Depreciation	5,865
Net Carrying Amount	$ 87,439
OHIO | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 8,761
Land	575
Buildings and Improvements	11,747
Costs Capitalized	235
Gross Cost Basis at December 31, 2018
Land	575
Buildings and Improvements	11,982
Total	12,557
Accumulated Depreciation	1,080
Net Carrying Amount	$ 11,477
OHIO | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 16,534
Land	7,655
Buildings and Improvements	56,496
Costs Capitalized	(40,120)
Gross Cost Basis at December 31, 2018
Land	2,633
Buildings and Improvements	21,398
Total	24,031
Accumulated Depreciation	1,693
Net Carrying Amount	$ 22,338
OHIO | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	7
Initial Cost
Encumbrances	$ 24,488
Land	4,557
Buildings and Improvements	31,786
Costs Capitalized	4,554
Gross Cost Basis at December 31, 2018
Land	4,557
Buildings and Improvements	36,340
Total	40,897
Accumulated Depreciation	3,127
Net Carrying Amount	$ 37,770
OKLAHOMA | Real Estate Held for Investment | Hospitals [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 11,499
Land	536
Buildings and Improvements	15,954
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	536
Buildings and Improvements	15,954
Total	16,490
Accumulated Depreciation	811
Net Carrying Amount	$ 15,679
OKLAHOMA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5
Initial Cost
Encumbrances	$ 10,580
Land	1,419
Buildings and Improvements	17,467
Costs Capitalized	1,400
Gross Cost Basis at December 31, 2018
Land	1,419
Buildings and Improvements	18,867
Total	20,286
Accumulated Depreciation	1,370
Net Carrying Amount	$ 18,916
OKLAHOMA | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 11,865
Land	0
Buildings and Improvements	18,382
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	0
Buildings and Improvements	18,382
Total	18,382
Accumulated Depreciation	1,114
Net Carrying Amount	$ 17,268
OKLAHOMA | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 4,569
Land	447
Buildings and Improvements	5,387
Costs Capitalized	767
Gross Cost Basis at December 31, 2018
Land	447
Buildings and Improvements	6,154
Total	6,601
Accumulated Depreciation	615
Net Carrying Amount	$ 5,986
OKLAHOMA | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 2,826
Land	0
Buildings and Improvements	4,751
Costs Capitalized	42
Gross Cost Basis at December 31, 2018
Land	0
Buildings and Improvements	4,793
Total	4,793
Accumulated Depreciation	488
Net Carrying Amount	$ 4,305
OREGON | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	25
Initial Cost
Encumbrances	$ 181,352
Land	20,905
Buildings and Improvements	269,521
Costs Capitalized	(2,254)
Gross Cost Basis at December 31, 2018
Land	20,905
Buildings and Improvements	267,267
Total	288,172
Accumulated Depreciation	15,364
Net Carrying Amount	$ 272,808
OREGON | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	6
Initial Cost
Encumbrances	$ 26,190
Land	4,330
Buildings and Improvements	38,024
Costs Capitalized	(6,359)
Gross Cost Basis at December 31, 2018
Land	4,330
Buildings and Improvements	31,665
Total	35,995
Accumulated Depreciation	2,238
Net Carrying Amount	$ 33,757
OREGON | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 16,247
Land	2,413
Buildings and Improvements	12,142
Costs Capitalized	71
Gross Cost Basis at December 31, 2018
Land	2,413
Buildings and Improvements	12,213
Total	14,626
Accumulated Depreciation	796
Net Carrying Amount	$ 13,830
SOUTH CAROLINA | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 16,183
Land	1,105
Buildings and Improvements	17,975
Costs Capitalized	238
Gross Cost Basis at December 31, 2018
Land	1,105
Buildings and Improvements	18,213
Total	19,318
Accumulated Depreciation	1,022
Net Carrying Amount	$ 18,296
SOUTH CAROLINA | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 9,681
Land	761
Buildings and Improvements	22,966
Costs Capitalized	(5,174)
Gross Cost Basis at December 31, 2018
Land	761
Buildings and Improvements	17,792
Total	18,553
Accumulated Depreciation	1,496
Net Carrying Amount	$ 17,057
TENNESSEE | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 12,269
Land	2,179
Buildings and Improvements	24,880
Costs Capitalized	735
Gross Cost Basis at December 31, 2018
Land	2,179
Buildings and Improvements	25,615
Total	27,794
Accumulated Depreciation	1,487
Net Carrying Amount	$ 26,307
TENNESSEE | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 11,342
Land	449
Buildings and Improvements	20,215
Costs Capitalized	(3,887)
Gross Cost Basis at December 31, 2018
Land	449
Buildings and Improvements	16,328
Total	16,777
Accumulated Depreciation	1,201
Net Carrying Amount	$ 15,576
TENNESSEE | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 40,869
Land	4,236
Buildings and Improvements	62,156
Costs Capitalized	2,975
Gross Cost Basis at December 31, 2018
Land	4,236
Buildings and Improvements	65,131
Total	69,367
Accumulated Depreciation	3,545
Net Carrying Amount	$ 65,822
TENNESSEE | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 23,898
Land	4,118
Buildings and Improvements	28,471
Costs Capitalized	912
Gross Cost Basis at December 31, 2018
Land	4,118
Buildings and Improvements	29,383
Total	33,501
Accumulated Depreciation	2,150
Net Carrying Amount	$ 31,351
TENNESSEE | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 35,092
Land	5,699
Buildings and Improvements	42,462
Costs Capitalized	1,284
Gross Cost Basis at December 31, 2018
Land	5,699
Buildings and Improvements	43,746
Total	49,445
Accumulated Depreciation	3,489
Net Carrying Amount	$ 45,956
TENNESSEE | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 9,575
Land	2,020
Buildings and Improvements	8,803
Costs Capitalized	58
Gross Cost Basis at December 31, 2018
Land	2,020
Buildings and Improvements	8,861
Total	10,881
Accumulated Depreciation	713
Net Carrying Amount	$ 10,168
TEXAS | Real Estate Held for Investment | Hospitals [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 35,222
Land	3,191
Buildings and Improvements	52,444
Costs Capitalized	2,037
Gross Cost Basis at December 31, 2018
Land	3,191
Buildings and Improvements	54,481
Total	57,672
Accumulated Depreciation	2,699
Net Carrying Amount	$ 54,973
TEXAS | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 119,707
Land	18,144
Buildings and Improvements	138,400
Costs Capitalized	4,495
Gross Cost Basis at December 31, 2018
Land	18,144
Buildings and Improvements	142,895
Total	161,039
Accumulated Depreciation	8,422
Net Carrying Amount	$ 152,617
TEXAS | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	21
Initial Cost
Encumbrances	$ 102,014
Land	5,808
Buildings and Improvements	169,067
Costs Capitalized	1,353
Gross Cost Basis at December 31, 2018
Land	5,808
Buildings and Improvements	170,420
Total	176,228
Accumulated Depreciation	12,135
Net Carrying Amount	$ 164,093
TEXAS | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	11
Initial Cost
Encumbrances	$ 137,555
Land	19,932
Buildings and Improvements	165,947
Costs Capitalized	9,474
Gross Cost Basis at December 31, 2018
Land	19,932
Buildings and Improvements	175,421
Total	195,353
Accumulated Depreciation	14,905
Net Carrying Amount	$ 180,448
TEXAS | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	15
Initial Cost
Encumbrances	$ 132,938
Land	27,974
Buildings and Improvements	177,156
Costs Capitalized	(13,879)
Gross Cost Basis at December 31, 2018
Land	24,389
Buildings and Improvements	166,862
Total	191,251
Accumulated Depreciation	16,039
Net Carrying Amount	$ 175,212
TEXAS | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	14
Initial Cost
Encumbrances	$ 115,140
Land	16,720
Buildings and Improvements	90,428
Costs Capitalized	10,909
Gross Cost Basis at December 31, 2018
Land	16,720
Buildings and Improvements	101,337
Total	118,057
Accumulated Depreciation	6,738
Net Carrying Amount	$ 111,319
WASHINGTON | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	6
Initial Cost
Encumbrances	$ 45,483
Land	3,765
Buildings and Improvements	68,188
Costs Capitalized	757
Gross Cost Basis at December 31, 2018
Land	3,765
Buildings and Improvements	68,945
Total	72,710
Accumulated Depreciation	3,824
Net Carrying Amount	$ 68,886
WASHINGTON | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 22,470
Land	998
Buildings and Improvements	47,052
Costs Capitalized	89
Gross Cost Basis at December 31, 2018
Land	998
Buildings and Improvements	47,141
Total	48,139
Accumulated Depreciation	2,647
Net Carrying Amount	$ 45,492
WASHINGTON | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 13,927
Land	3,647
Buildings and Improvements	16,108
Costs Capitalized	(1,263)
Gross Cost Basis at December 31, 2018
Land	3,647
Buildings and Improvements	14,845
Total	18,492
Accumulated Depreciation	1,062
Net Carrying Amount	$ 17,430
WASHINGTON | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 102,182
Land	22,388
Buildings and Improvements	116,391
Costs Capitalized	3,036
Gross Cost Basis at December 31, 2018
Land	22,388
Buildings and Improvements	119,427
Total	141,815
Accumulated Depreciation	7,931
Net Carrying Amount	$ 133,884
WASHINGTON | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 28,786
Land	2,125
Buildings and Improvements	36,312
Costs Capitalized	368
Gross Cost Basis at December 31, 2018
Land	2,125
Buildings and Improvements	36,680
Total	38,805
Accumulated Depreciation	1,107
Net Carrying Amount	$ 37,698
UNITED KINGDOM | Real Estate Held for Investment | Assisted Living Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	45
Initial Cost
Encumbrances	$ 272,529
Land	124,664
Buildings and Improvements	492,612
Costs Capitalized	20,957
Gross Cost Basis at December 31, 2018
Land	124,664
Buildings and Improvements	513,569
Total	638,233
Accumulated Depreciation	25,107
Net Carrying Amount	$ 613,126
UNITED KINGDOM | Real Estate Held for Investment | Retail - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 8,405
Land	911
Buildings and Improvements	11,766
Costs Capitalized	(3,705)
Gross Cost Basis at December 31, 2018
Land	911
Buildings and Improvements	8,061
Total	8,972
Accumulated Depreciation	1,563
Net Carrying Amount	$ 7,409
LOUISIANA | Real Estate Held for Investment | Hospitals [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 11,993
Land	1,591
Buildings and Improvements	13,991
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	1,591
Buildings and Improvements	13,991
Total	15,582
Accumulated Depreciation	713
Net Carrying Amount	$ 14,869
LOUISIANA | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 33,777
Land	2,406
Buildings and Improvements	52,423
Costs Capitalized	(5,421)
Gross Cost Basis at December 31, 2018
Land	2,406
Buildings and Improvements	47,002
Total	49,408
Accumulated Depreciation	3,332
Net Carrying Amount	$ 46,076
LOUISIANA | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 18,866
Land	1,068
Buildings and Improvements	28,675
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	1,068
Buildings and Improvements	28,675
Total	29,743
Accumulated Depreciation	1,637
Net Carrying Amount	$ 28,106
LOUISIANA | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 12,168
Land	1,874
Buildings and Improvements	15,043
Costs Capitalized	719
Gross Cost Basis at December 31, 2018
Land	1,874
Buildings and Improvements	15,762
Total	17,636
Accumulated Depreciation	1,683
Net Carrying Amount	$ 15,953
LOUISIANA | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 19,355
Land	2,409
Buildings and Improvements	23,780
Costs Capitalized	1,534
Gross Cost Basis at December 31, 2018
Land	2,409
Buildings and Improvements	25,314
Total	27,723
Accumulated Depreciation	2,376
Net Carrying Amount	$ 25,347
MISSOURI | Real Estate Held for Investment | Hospitals [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 31,264
Land	3,586
Buildings and Improvements	22,684
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	3,586
Buildings and Improvements	22,684
Total	26,270
Accumulated Depreciation	1,209
Net Carrying Amount	$ 25,061
MISSOURI | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 4,788
Land	471
Buildings and Improvements	5,597
Costs Capitalized	561
Gross Cost Basis at December 31, 2018
Land	471
Buildings and Improvements	6,158
Total	6,629
Accumulated Depreciation	509
Net Carrying Amount	$ 6,120
UTAH | Real Estate Held for Investment | Hospitals [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 14,464
Land	2,151
Buildings and Improvements	7,073
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	2,151
Buildings and Improvements	7,073
Total	9,224
Accumulated Depreciation	374
Net Carrying Amount	$ 8,850
ARKANSAS | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 494
Land	0
Buildings and Improvements	1,343
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	0
Buildings and Improvements	1,343
Total	1,343
Accumulated Depreciation	200
Net Carrying Amount	$ 1,143
HAWAII | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 8,175
Land	519
Buildings and Improvements	14,030
Costs Capitalized	4
Gross Cost Basis at December 31, 2018
Land	519
Buildings and Improvements	14,034
Total	14,553
Accumulated Depreciation	732
Net Carrying Amount	$ 13,821
IDAHO | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 22,459
Land	0
Buildings and Improvements	30,473
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	0
Buildings and Improvements	30,473
Total	30,473
Accumulated Depreciation	1,769
Net Carrying Amount	$ 28,704
MICHIGAN | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 31,508
Land	3,856
Buildings and Improvements	48,736
Costs Capitalized	(9,680)
Gross Cost Basis at December 31, 2018
Land	3,856
Buildings and Improvements	39,056
Total	42,912
Accumulated Depreciation	2,849
Net Carrying Amount	$ 40,063
MICHIGAN | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 8,188
Land	1,717
Buildings and Improvements	13,988
Costs Capitalized	1
Gross Cost Basis at December 31, 2018
Land	1,717
Buildings and Improvements	13,989
Total	15,706
Accumulated Depreciation	857
Net Carrying Amount	$ 14,849
MICHIGAN | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 32,982
Land	4,521
Buildings and Improvements	39,797
Costs Capitalized	1,776
Gross Cost Basis at December 31, 2018
Land	4,521
Buildings and Improvements	41,573
Total	46,094
Accumulated Depreciation	2,880
Net Carrying Amount	$ 43,214
MICHIGAN | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 79,189
Land	10,430
Buildings and Improvements	97,029
Costs Capitalized	3,738
Gross Cost Basis at December 31, 2018
Land	10,430
Buildings and Improvements	100,767
Total	111,197
Accumulated Depreciation	7,487
Net Carrying Amount	$ 103,710
MICHIGAN | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 23,860
Land	3,276
Buildings and Improvements	22,820
Costs Capitalized	773
Gross Cost Basis at December 31, 2018
Land	3,276
Buildings and Improvements	23,593
Total	26,869
Accumulated Depreciation	1,815
Net Carrying Amount	$ 25,054
MISSISSIPPI | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 13,720
Land	0
Buildings and Improvements	21,465
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	0
Buildings and Improvements	21,465
Total	21,465
Accumulated Depreciation	1,353
Net Carrying Amount	$ 20,112
NEW MEXICO | Real Estate Held for Investment | Medical Office Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 14,751
Land	0
Buildings and Improvements	16,344
Costs Capitalized	173
Gross Cost Basis at December 31, 2018
Land	0
Buildings and Improvements	16,517
Total	16,517
Accumulated Depreciation	1,772
Net Carrying Amount	$ 14,745
NEW MEXICO | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 17,594
Land	2,125
Buildings and Improvements	22,446
Costs Capitalized	733
Gross Cost Basis at December 31, 2018
Land	2,125
Buildings and Improvements	23,179
Total	25,304
Accumulated Depreciation	2,262
Net Carrying Amount	$ 23,042
KENTUCKY | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 8,979
Land	362
Buildings and Improvements	17,493
Costs Capitalized	3,084
Gross Cost Basis at December 31, 2018
Land	362
Buildings and Improvements	20,577
Total	20,939
Accumulated Depreciation	1,195
Net Carrying Amount	$ 19,744
KENTUCKY | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 16,809
Land	2,956
Buildings and Improvements	29,407
Costs Capitalized	(8,126)
Gross Cost Basis at December 31, 2018
Land	2,956
Buildings and Improvements	21,281
Total	24,237
Accumulated Depreciation	2,169
Net Carrying Amount	$ 22,068
KENTUCKY | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 29,201
Land	6,660
Buildings and Improvements	31,618
Costs Capitalized	2,456
Gross Cost Basis at December 31, 2018
Land	6,660
Buildings and Improvements	34,074
Total	40,734
Accumulated Depreciation	2,483
Net Carrying Amount	$ 38,251
KENTUCKY | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 6,122
Land	1,358
Buildings and Improvements	5,576
Costs Capitalized	11
Gross Cost Basis at December 31, 2018
Land	1,358
Buildings and Improvements	5,587
Total	6,945
Accumulated Depreciation	429
Net Carrying Amount	$ 6,516
MARYLAND | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 6,908
Land	1,219
Buildings and Improvements	14,556
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	1,219
Buildings and Improvements	14,556
Total	15,775
Accumulated Depreciation	836
Net Carrying Amount	$ 14,939
MARYLAND | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 19,889
Land	3,003
Buildings and Improvements	24,644
Costs Capitalized	302
Gross Cost Basis at December 31, 2018
Land	3,003
Buildings and Improvements	24,946
Total	27,949
Accumulated Depreciation	1,903
Net Carrying Amount	$ 26,046
MARYLAND | Real Estate Held for Investment | Hotel Full Service
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 11,765
Land	3,086
Buildings and Improvements	12,964
Costs Capitalized	276
Gross Cost Basis at December 31, 2018
Land	3,086
Buildings and Improvements	13,240
Total	16,326
Accumulated Depreciation	918
Net Carrying Amount	$ 15,408
MARYLAND | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 39,090
Land	10,405
Buildings and Improvements	78,892
Costs Capitalized	(34,838)
Gross Cost Basis at December 31, 2018
Land	4,994
Buildings and Improvements	49,465
Total	54,459
Accumulated Depreciation	3,267
Net Carrying Amount	$ 51,192
PENNSYLVANIA | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	11
Initial Cost
Encumbrances	$ 188,683
Land	20,010
Buildings and Improvements	240,922
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	20,010
Buildings and Improvements	240,922
Total	260,932
Accumulated Depreciation	13,747
Net Carrying Amount	$ 247,185
PENNSYLVANIA | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 30,727
Land	4,526
Buildings and Improvements	36,759
Costs Capitalized	1,925
Gross Cost Basis at December 31, 2018
Land	4,526
Buildings and Improvements	38,684
Total	43,210
Accumulated Depreciation	2,630
Net Carrying Amount	$ 40,580
PENNSYLVANIA | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 41,918
Land	7,469
Buildings and Improvements	47,626
Costs Capitalized	3,641
Gross Cost Basis at December 31, 2018
Land	7,469
Buildings and Improvements	51,267
Total	58,736
Accumulated Depreciation	3,841
Net Carrying Amount	$ 54,895
PENNSYLVANIA | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 60,592
Land	12,148
Buildings and Improvements	71,347
Costs Capitalized	4,238
Gross Cost Basis at December 31, 2018
Land	12,148
Buildings and Improvements	75,585
Total	87,733
Accumulated Depreciation	5,689
Net Carrying Amount	$ 82,044
VIRGINIA | Real Estate Held for Investment | Skilled Nursing Facilities
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 50,168
Land	7,650
Buildings and Improvements	88,135
Costs Capitalized	0
Gross Cost Basis at December 31, 2018
Land	7,650
Buildings and Improvements	88,135
Total	95,785
Accumulated Depreciation	5,124
Net Carrying Amount	$ 90,661
VIRGINIA | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 33,075
Land	5,981
Buildings and Improvements	38,545
Costs Capitalized	2,375
Gross Cost Basis at December 31, 2018
Land	5,981
Buildings and Improvements	40,920
Total	46,901
Accumulated Depreciation	3,346
Net Carrying Amount	$ 43,555
VIRGINIA | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	6
Initial Cost
Encumbrances	$ 101,057
Land	23,071
Buildings and Improvements	140,115
Costs Capitalized	(21,833)
Gross Cost Basis at December 31, 2018
Land	17,577
Buildings and Improvements	123,776
Total	141,353
Accumulated Depreciation	9,009
Net Carrying Amount	$ 132,344
VIRGINIA | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 38,459
Land	8,446
Buildings and Improvements	37,575
Costs Capitalized	171
Gross Cost Basis at December 31, 2018
Land	8,446
Buildings and Improvements	37,746
Total	46,192
Accumulated Depreciation	2,733
Net Carrying Amount	$ 43,459
Atlanta | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	63
Initial Cost
Encumbrances	$ 200,821
Land	58,491
Buildings and Improvements	381,489
Costs Capitalized	13,442
Gross Cost Basis at December 31, 2018
Land	58,491
Buildings and Improvements	394,933
Total	453,424
Accumulated Depreciation	48,777
Net Carrying Amount	$ 404,647
Austin, TX | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	6
Initial Cost
Encumbrances	$ 0
Land	9,174
Buildings and Improvements	60,537
Costs Capitalized	955
Gross Cost Basis at December 31, 2018
Land	9,174
Buildings and Improvements	61,492
Total	70,666
Accumulated Depreciation	6,066
Net Carrying Amount	$ 64,600
Chicago | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	26
Initial Cost
Encumbrances	$ 0
Land	30,587
Buildings and Improvements	119,918
Costs Capitalized	7,595
Gross Cost Basis at December 31, 2018
Land	30,587
Buildings and Improvements	127,513
Total	158,100
Accumulated Depreciation	20,570
Net Carrying Amount	$ 137,530
Dallas | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	64
Initial Cost
Encumbrances	$ 192,007
Land	73,448
Buildings and Improvements	351,074
Costs Capitalized	12,280
Gross Cost Basis at December 31, 2018
Land	73,448
Buildings and Improvements	363,354
Total	436,802
Accumulated Depreciation	47,030
Net Carrying Amount	$ 389,772
Denver CO | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 38,689
Land	14,253
Buildings and Improvements	60,415
Costs Capitalized	4,359
Gross Cost Basis at December 31, 2018
Land	14,253
Buildings and Improvements	64,774
Total	79,027
Accumulated Depreciation	7,565
Net Carrying Amount	$ 71,462
Houston | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	12
Initial Cost
Encumbrances	$ 21,446
Land	27,635
Buildings and Improvements	135,408
Costs Capitalized	3,963
Gross Cost Basis at December 31, 2018
Land	27,635
Buildings and Improvements	139,371
Total	167,006
Accumulated Depreciation	16,908
Net Carrying Amount	$ 150,098
Jacksonville | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	13
Initial Cost
Encumbrances	$ 5,474
Land	21,565
Buildings and Improvements	103,560
Costs Capitalized	12,400
Gross Cost Basis at December 31, 2018
Land	21,565
Buildings and Improvements	115,960
Total	137,525
Accumulated Depreciation	3,755
Net Carrying Amount	$ 133,770
Kansas City | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	14
Initial Cost
Encumbrances	$ 49,000
Land	13,423
Buildings and Improvements	75,709
Costs Capitalized	3,635
Gross Cost Basis at December 31, 2018
Land	13,423
Buildings and Improvements	79,344
Total	92,767
Accumulated Depreciation	9,902
Net Carrying Amount	$ 82,865
Las Vegas | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 0
Land	24,553
Buildings and Improvements	77,093
Costs Capitalized	11,394
Gross Cost Basis at December 31, 2018
Land	24,553
Buildings and Improvements	88,487
Total	113,040
Accumulated Depreciation	2,670
Net Carrying Amount	$ 110,370
Maryland-BWI | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	20
Initial Cost
Encumbrances	$ 113,198
Land	51,042
Buildings and Improvements	170,623
Costs Capitalized	1,537
Gross Cost Basis at December 31, 2018
Land	51,042
Buildings and Improvements	172,160
Total	223,202
Accumulated Depreciation	11,158
Net Carrying Amount	$ 212,044
Minneapolis | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	17
Initial Cost
Encumbrances	$ 102,755
Land	26,311
Buildings and Improvements	141,513
Costs Capitalized	7,089
Gross Cost Basis at December 31, 2018
Land	26,311
Buildings and Improvements	148,602
Total	174,913
Accumulated Depreciation	22,047
Net Carrying Amount	$ 152,866
New Jersey, Northern | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	10
Initial Cost
Encumbrances	$ 0
Land	20,133
Buildings and Improvements	70,432
Costs Capitalized	812
Gross Cost Basis at December 31, 2018
Land	20,133
Buildings and Improvements	71,244
Total	91,377
Accumulated Depreciation	1,645
Net Carrying Amount	$ 89,732
New Jersey, South Philadelphia | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	31
Initial Cost
Encumbrances	$ 58,852
Land	38,540
Buildings and Improvements	162,730
Costs Capitalized	5,931
Gross Cost Basis at December 31, 2018
Land	38,540
Buildings and Improvements	168,661
Total	207,201
Accumulated Depreciation	26,825
Net Carrying Amount	$ 180,376
Oakland | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 60,000
Land	20,648
Buildings and Improvements	74,993
Costs Capitalized	1,660
Gross Cost Basis at December 31, 2018
Land	20,648
Buildings and Improvements	76,653
Total	97,301
Accumulated Depreciation	1,907
Net Carrying Amount	$ 95,394
Orlando | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	16
Initial Cost
Encumbrances	$ 131,500
Land	27,610
Buildings and Improvements	180,144
Costs Capitalized	5,996
Gross Cost Basis at December 31, 2018
Land	27,610
Buildings and Improvements	186,140
Total	213,750
Accumulated Depreciation	17,726
Net Carrying Amount	$ 196,024
Phoenix | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	22
Initial Cost
Encumbrances	$ 59,000
Land	31,983
Buildings and Improvements	181,795
Costs Capitalized	5,068
Gross Cost Basis at December 31, 2018
Land	31,983
Buildings and Improvements	186,863
Total	218,846
Accumulated Depreciation	16,429
Net Carrying Amount	$ 202,417
Salt Lake City | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	15
Initial Cost
Encumbrances	$ 44,453
Land	18,892
Buildings and Improvements	85,594
Costs Capitalized	3,131
Gross Cost Basis at December 31, 2018
Land	18,892
Buildings and Improvements	88,725
Total	107,617
Accumulated Depreciation	10,206
Net Carrying Amount	$ 97,411
San Antonio | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 0
Land	11,045
Buildings and Improvements	61,638
Costs Capitalized	459
Gross Cost Basis at December 31, 2018
Land	11,045
Buildings and Improvements	62,097
Total	73,142
Accumulated Depreciation	1,596
Net Carrying Amount	$ 71,546
St Louis, MO | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 0
Land	8,813
Buildings and Improvements	43,702
Costs Capitalized	3,140
Gross Cost Basis at December 31, 2018
Land	8,813
Buildings and Improvements	46,842
Total	55,655
Accumulated Depreciation	7,403
Net Carrying Amount	$ 48,252
Tampa | Real Estate Held for Investment | Industrial Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 0
Land	4,278
Buildings and Improvements	32,138
Costs Capitalized	2,317
Gross Cost Basis at December 31, 2018
Land	4,278
Buildings and Improvements	34,455
Total	38,733
Accumulated Depreciation	5,505
Net Carrying Amount	$ 33,228
CONNECTICUT | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 25,056
Land	3,454
Buildings and Improvements	30,231
Costs Capitalized	1,498
Gross Cost Basis at December 31, 2018
Land	3,454
Buildings and Improvements	31,729
Total	35,183
Accumulated Depreciation	2,356
Net Carrying Amount	$ 32,827
CONNECTICUT | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 53,877
Land	6,735
Buildings and Improvements	67,148
Costs Capitalized	1,696
Gross Cost Basis at December 31, 2018
Land	6,735
Buildings and Improvements	68,844
Total	75,579
Accumulated Depreciation	5,013
Net Carrying Amount	$ 70,566
MAINE | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 13,346
Land	1,572
Buildings and Improvements	15,610
Costs Capitalized	1,735
Gross Cost Basis at December 31, 2018
Land	1,572
Buildings and Improvements	17,345
Total	18,917
Accumulated Depreciation	1,426
Net Carrying Amount	$ 17,491
NEW HAMPSHIRE | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 48,084
Land	7,167
Buildings and Improvements	59,440
Costs Capitalized	801
Gross Cost Basis at December 31, 2018
Land	7,167
Buildings and Improvements	60,241
Total	67,408
Accumulated Depreciation	4,437
Net Carrying Amount	$ 62,971
NEW HAMPSHIRE | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 41,159
Land	6,092
Buildings and Improvements	50,557
Costs Capitalized	854
Gross Cost Basis at December 31, 2018
Land	6,092
Buildings and Improvements	51,411
Total	57,503
Accumulated Depreciation	3,601
Net Carrying Amount	$ 53,902
NEW JERSEY | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	7
Initial Cost
Encumbrances	$ 123,033
Land	20,639
Buildings and Improvements	145,058
Costs Capitalized	8,689
Gross Cost Basis at December 31, 2018
Land	20,639
Buildings and Improvements	153,747
Total	174,386
Accumulated Depreciation	13,119
Net Carrying Amount	$ 161,267
NEW JERSEY | Real Estate Held for Investment | Hotel Full Service
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 39,893
Land	16,282
Buildings and Improvements	35,308
Costs Capitalized	3,786
Gross Cost Basis at December 31, 2018
Land	16,282
Buildings and Improvements	39,094
Total	55,376
Accumulated Depreciation	3,118
Net Carrying Amount	$ 52,258
NEW JERSEY | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 93,153
Land	18,073
Buildings and Improvements	110,251
Costs Capitalized	2,182
Gross Cost Basis at December 31, 2018
Land	18,073
Buildings and Improvements	112,433
Total	130,506
Accumulated Depreciation	8,484
Net Carrying Amount	$ 122,022
NEW JERSEY | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 15,776
Land	3,572
Buildings and Improvements	13,553
Costs Capitalized	2,154
Gross Cost Basis at December 31, 2018
Land	3,572
Buildings and Improvements	15,707
Total	19,279
Accumulated Depreciation	1,514
Net Carrying Amount	$ 17,765
NEW YORK | Real Estate Held for Investment | Hotel Extended Stay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 39,657
Land	4,108
Buildings and Improvements	48,124
Costs Capitalized	3,584
Gross Cost Basis at December 31, 2018
Land	4,108
Buildings and Improvements	51,708
Total	55,816
Accumulated Depreciation	3,606
Net Carrying Amount	$ 52,210
NEW YORK | Real Estate Held for Investment | Hotel Select Services
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5
Initial Cost
Encumbrances	$ 102,426
Land	30,292
Buildings and Improvements	107,812
Costs Capitalized	5,838
Gross Cost Basis at December 31, 2018
Land	30,292
Buildings and Improvements	113,650
Total	143,942
Accumulated Depreciation	9,803
Net Carrying Amount	$ 134,139
NEW YORK | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	8
Initial Cost
Encumbrances	$ 28,962
Land	3,791
Buildings and Improvements	25,267
Costs Capitalized	6,863
Gross Cost Basis at December 31, 2018
Land	3,791
Buildings and Improvements	32,130
Total	35,921
Accumulated Depreciation	2,991
Net Carrying Amount	$ 32,930
IOWA | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3
Initial Cost
Encumbrances	$ 17,346
Land	0
Buildings and Improvements	15,832
Costs Capitalized	71
Gross Cost Basis at December 31, 2018
Land	0
Buildings and Improvements	15,903
Total	15,903
Accumulated Depreciation	1,066
Net Carrying Amount	$ 14,837
NEVADA | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 84,687
Land	27,160
Buildings and Improvements	71,823
Costs Capitalized	2,951
Gross Cost Basis at December 31, 2018
Land	27,160
Buildings and Improvements	74,774
Total	101,934
Accumulated Depreciation	5,211
Net Carrying Amount	$ 96,723
RHODE ISLAND | Real Estate Held for Investment | Hotel - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 6,750
Land	910
Buildings and Improvements	7,017
Costs Capitalized	972
Gross Cost Basis at December 31, 2018
Land	910
Buildings and Improvements	7,989
Total	8,899
Accumulated Depreciation	728
Net Carrying Amount	$ 8,171
FRANCE | Real Estate Held for Investment | Industrial - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4
Initial Cost
Encumbrances	$ 37,075
Land	13,034
Buildings and Improvements	36,185
Costs Capitalized	604
Gross Cost Basis at December 31, 2018
Land	13,034
Buildings and Improvements	36,789
Total	49,823
Accumulated Depreciation	1,960
Net Carrying Amount	$ 47,863
FRANCE | Real Estate Held for Investment | Office - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	33
Initial Cost
Encumbrances	$ 142,126
Land	60,301
Buildings and Improvements	139,169
Costs Capitalized	15,448
Gross Cost Basis at December 31, 2018
Land	60,301
Buildings and Improvements	154,617
Total	214,918
Accumulated Depreciation	7,573
Net Carrying Amount	$ 207,345
FRANCE | Real Estate Held for Investment | Office/Industrial - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	206
Initial Cost
Encumbrances	$ 346,727
Land	109,406
Buildings and Improvements	329,735
Costs Capitalized	663
Gross Cost Basis at December 31, 2018
Land	109,406
Buildings and Improvements	330,398
Total	439,804
Accumulated Depreciation	1,798
Net Carrying Amount	$ 438,006
FRANCE | Real Estate Held for Investment | Retail - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 11,349
Land	4,876
Buildings and Improvements	8,871
Costs Capitalized	62
Gross Cost Basis at December 31, 2018
Land	4,876
Buildings and Improvements	8,933
Total	13,809
Accumulated Depreciation	427
Net Carrying Amount	$ 13,382
SPAIN | Real Estate Held for Investment | Industrial - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 0
Land	0
Buildings and Improvements	2,346
Costs Capitalized	9
Gross Cost Basis at December 31, 2018
Land	0
Buildings and Improvements	2,355
Total	2,355
Accumulated Depreciation	146
Net Carrying Amount	$ 2,209
SPAIN | Real Estate Held for Investment | Office - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2
Initial Cost
Encumbrances	$ 12,931
Land	96,002
Buildings and Improvements	88,770
Costs Capitalized	168
Gross Cost Basis at December 31, 2018
Land	96,002
Buildings and Improvements	88,938
Total	184,940
Accumulated Depreciation	4,731
Net Carrying Amount	$ 180,209
ITALY | Real Estate Held for Investment | Mixed - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 10,467
Land	13,293
Buildings and Improvements	18,972
Costs Capitalized	4,232
Gross Cost Basis at December 31, 2018
Land	13,293
Buildings and Improvements	23,204
Total	36,497
Accumulated Depreciation	1,521
Net Carrying Amount	$ 34,976
United States | Real Estate Held for Investment | Multifamily - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1
Initial Cost
Encumbrances	$ 0
Land	1,659
Buildings and Improvements	269
Costs Capitalized	14,156
Gross Cost Basis at December 31, 2018
Land	1,659
Buildings and Improvements	14,425
Total	16,084
Accumulated Depreciation	392
Net Carrying Amount	$ 15,692
United States | Real Estate Held for Investment | Office - Other Equity and Debt
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	6
Initial Cost
Encumbrances	$ 73,015
Land	24,510
Buildings and Improvements	198,612
Costs Capitalized	11,508
Gross Cost Basis at December 31, 2018
Land	24,510
Buildings and Improvements	210,120
Total	234,630
Accumulated Depreciation	28,039
Net Carrying Amount	206,591
United States | Disposal Group, Held-for-sale, Not Discontinued Operations | Hotel, Mixed, Industrial, Leisure, Multifamily, Office, Retail And Residential - Other Equity and Debt
Gross Cost Basis at December 31, 2018
Net Carrying Amount	180,029
Europe | Disposal Group, Held-for-sale, Not Discontinued Operations | Hotel, Mixed, Industrial, Leisure, Multifamily, Office, Retail And Residential - Other Equity and Debt
Gross Cost Basis at December 31, 2018
Net Carrying Amount	$ 471,274